Organization and Principal Activities (Details) - Schedule of financial statements of the Company	12 Months Ended
Dec. 31, 2021
Sentage Holdings Inc. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of incorporation	September 16, 2019
Place of incorporation	Cayman Islands
Percentage of direct or indirect economic ownership	Parent, 100%
Principal activities	Investment holding
Sentage Hongkong Limited [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of incorporation	September 25, 2019
Place of incorporation	Hong Kong
Percentage of direct or indirect economic ownership	100%
Principal activities	Investment holding
Shanghai Santeng Technology Co., Ltd. (“Sentage WFOE”) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of incorporation	December 17, 2019
Place of incorporation	Shanghai, PRC
Percentage of direct or indirect economic ownership	100%
Principal activities	WFOE, Consultancy and information technology support
Daxin Wealth Investment Management (Shanghai) Co., Ltd. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of incorporation	August 13, 2014
Place of incorporation	Shanghai, PRC
Percentage of direct or indirect economic ownership	VIE
Principal activities	Consumer loan repayment and collection management services; and loan recommendation services to assist borrowers to obtain loans from various financial institutions services
Daxin Zhuohui Financial Information Services (Shanghai) Co., Ltd. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of incorporation	January 9, 2015
Place of incorporation	Shanghai, PRC
Percentage of direct or indirect economic ownership	VIE
Principal activities	Consumer loan repayment and collection management services; and loan recommendation services to assist borrowers to obtain loans from various financial institutions services
Qingdao Buytop Payment Services Co., Ltd. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of incorporation	August 4, 2009
Place of incorporation	Qingdao,Shandong,PRC
Percentage of direct or indirect economic ownership	VIE
Principal activities	Prepaid payment network services
Zhenyi Information Technology (Shanghai) Co., Ltd. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of incorporation	August 29, 2017
Place of incorporation	Shanghai, PRC
Percentage of direct or indirect economic ownership	VIE
Principal activities	Provide technology and system development and support